Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
OPERATING ACTIVITIES
Loss for the year	$ (26,278)	$ (27,694)
Adjustments for items not affecting cash:
Depreciation	154	106
Share based payments (note 23)	2,329	2,523
Changes in site closure provisions charged to exploration expense	84	(202)
Interest and finance costs (note 20)	1,296	3,895
Other gains and losses (note 21)	(211)	(1,057)
Exploration expense paid via the issuance of common shares (note 22)	150
Unrealized foreign exchange loss	3,921
Accounts receivable and prepaid expenses	(604)	(702)
Inventory	(10,846)
Trade and other payables	3,335	2,301
Accrued liabilities	1,470	2,411
Interest income received	458	293
Cash used in operating activities	(24,742)	(18,126)
FINANCING ACTIVITIES
Proceeds from issuance of common shares (note 22)	34,442	53,368
Proceeds from exercise of warrants	14,279	2,858
Proceeds from exercise of stock options	475	1,823
Share issuance costs (note 22)	(1,000)	(2,034)
Advances received on the Camino Rojo project loan (note 12)	50,000	50,000
Transaction costs related to the Camino Rojo project loan and Fresnillo obligation	(289)	(2,475)
Interest paid	(11,307)	(2,914)
Lease payments	(649)	(40)
Cash provided by financing activities	85,951	100,586
INVESTING ACTIVITIES
Purchase of equipment	(3,302)	(287)
Mineral properties and related construction	(92,939)	(31,014)
Environmental bonding	(888)	(2,090)
Restricted cash	(91)	(30)
Value added taxes paid	(16,046)	(3,474)
Cash used in investing activities	(113,266)	(36,895)
Effects of exchange rate changes on cash	393	3,509
Net increase (decrease) in cash	(51,664)	49,074
Cash, beginning of year	72,180	23,106
CASH, END OF YEAR	$ 20,516	$ 72,180